Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	CAD 291,767	CAD 284,778
Gross benefits payable and provision for unreported claims	3,376	3,309
Gross policyholder amounts on deposit	9,462	9,418
Gross insurance contract liabilities	304,605	297,505	CAD 285,288
Reinsurance assets	(30,359)	(34,952)
Net insurance contract liabilities	CAD 274,246	CAD 262,553